Share-Based Compensation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	9 Months Ended
	Feb. 10, 2014	Sep. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted	142,000
Vesting period	4 years
Risk free interest rate	2.15%
Dividend yield	0.00%
Volatility assumption	50.34%
Expected life	6 years 3 months
Compensation expense		$ 0.3
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares	75,000